TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 1,730	$ 1,705	$ (1,605)
Foreign	2,642	3,411	(3,600)
Income (loss) before income taxes	$ 4,372	$ 5,116	$ (5,205)